                        SUPPLEMENT DATED APRIL 29, 2004
                                    TO THE
                               PROSPECTUSES AND
                     STATEMENTS OF ADDITIONAL INFORMATION
                                    OF THE
                             FUNDS INDICATED BELOW

  The following text amends the sections entitled "Fee table," "Choosing a class of shares to buy" and "Sales charges -- Class O shares (available through certain Service Agents)" in each of the currently effective Prospectuses and amends the sections entitled "Purchase of Shares -- Class O Shares or "Additional Information on the Purchase and Sale of Fund Shares and Shareholder Programs -- Class O shares" in each of the currently effective Statements of Additional Information for each of the Funds listed below.

  Effective April 29, 2004, the 1% initial sales charge on Class O shares will be eliminated. This means that current Class O shareholders will be able to buy additional Class O shares at the net asset value and that all of the purchase amount will be immediately invested in Class O shares. This may help offset the higher expenses of Class O shares, but only if a fund performs well. Class O shares do not convert into another class of shares.

  You will continue to pay a deferred sales charge of 1% if you redeem your Class O shares within one year of purchase.

          SMITH BARNEY INCOME FUNDS
             SMITH BARNEY DIVIDEND AND
               INCOME FUND                           November 28, 2003
             SB CONVERTIBLE FUND                     November 28, 2003
                 Smith Barney Classes of Shares
          SMITH BARNEY INVESTMENT SERIES
             SB GROWTH AND INCOME FUND               February 27, 2004
                 Smith Barney Classes of Shares
          SMITH BARNEY INVESTMENT TRUST
            SMITH BARNEY INTERMEDIATE
            MATURITY CALIFORNIA MUNICIPALS
            FUND                                     March 29, 2004

               SMITH BARNEY INTERMEDIATE MATURITY
                 NEW YORK MUNICIPALS FUND         March 29, 2004
               SMITH BARNEY MUNI FUNDS
                 LIMITED TERM PORTFOLIO           July 29, 2003


FD02956

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